Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)	Basis of presentation

The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

(b)	Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

(c)	Use of estimates and assumptions

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the balance sheet date and revenues and expenses during the reporting periods. Significant accounting estimates include, but not limited to revenue recognition, allowance for doubtful accounts, useful lives and impairment of long-lived assets, discount rate used in operating lease right-of-use assets, deferred income taxes, uncertain tax position and valuation allowance for deferred tax assets. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

(d)	Foreign currencies and foreign currency translation

The functional and reporting currency of the Group is Renminbi (“RMB”). The Company’s operating subsidiaries in China and Hong Kong use their respective currencies RMB and Hong Kong Dollar (“HKD”) as their functional currencies.

The financial statements of Hong Kong entities are translated into RMB using the exchange rate as of the balance sheet date for assets and liabilities and average exchange rate for the years for income and expense items. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency other than RMB is translated at the historical rate of exchange at the time of capital contribution.

Translation adjustments arising from these are reported as foreign currency translation adjustments RMB11,615, RMB10,158 and RMB200,146 (US$28,738) for the years ended December 31, 2020, 2021 and 2022, respectively and are shown as a separate component of shareholders’ equity on the consolidated financial statement. The following table outlines the currency exchange rates that were used in preparing the consolidated financial statements, representing the index rates stipulated by the Bank of China:

HKD against RMB	December 31, 2020	December 31, 2021	December 31, 2022
Year-end spot rate	HKD1=RMB0.8504	HKD1=RMB0.8168	HKD1=RMB0.8899
Average rate	HKD1=RMB0.8928	HKD1=RMB0.8327	HKD1=RMB0.8578

Foreign currency transactions denominated in currencies other than the functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rates at the balance sheet dates. Net gains and losses resulting from foreign exchange transactions are included in exchange gains or losses on the consolidated statements of income and comprehensive income. The Group incurred and recognized foreign currency exchange loss of RMB912,988 for the years ended December 31, 2020 and foreign currency exchange gain of RMB489,268 and RMB4,407,133(US$632,791) for the years ended December 31, 2021 and 2022, respectively, as a result of changes in the exchange rate.

(e)	Convenience translation

The United States dollar (“US$”) amounts disclosed in the accompanying financial statements are presented solely for the convenience of the readers. Translations of amounts from RMB into US$ for the convenience of the reader were calculated at the rate of US$1.00=RMB6.9646 on December 31, 2022, representing the middle rate as set forth in the statistical release of the Bank of China as of December 31, 2022. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

(f)	Segment information

An operating segment is a component of the Group that engages in business activities from which it may earn revenues and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Group’s chief operating decision maker in order to allocate resources and assess performance of the segment.

In accordance with ASC (“Accounting Standard Codification”) 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. The Group uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Group’s reportable segments. The Group’s CODM has been identified as the chief executive officer (the “CEO”), who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group.

The Group has determined that there is only one reportable operating segment since all types of the services provided and products delivered are viewed as an integrated business process and allocation of the resources and assessment of the performance are not separately evaluated by the Group’s CODM.

(g)	Cash and Restricted Cash

Cash consists of cash on hand and cash in bank. The Group maintains cash with various financial institutions primarily in China. As of December 31, 2021 and 2022, balances of cash were RMB40,266,725 and RMB27,939,170 (US$4,011,597), respectively. The Group has not experienced any losses in bank accounts and believes it is not exposed to any risks on its cash in bank accounts.

Restricted cash represents Demand Bank Guarantee for an international express company. Under the Demand Bank Guarantee, the Company need to deposit RMB500,000 into the bank account in the Bank of China and the cash deposited is restricted for use to make the payments to the international express company under the two-year Air Freight Agency Agreement between the Company and the express company. The term of the Demand Bank Guarantee is from March 2022 to January 2024. Therefore, the restricted cash is treated as non-current assets.

(h)	Accounts receivable, net

Accounts receivable, net, include amounts billed and currently due from customers. The amounts due are stated at their net estimated realizable value. The credit terms are generally between 30 to 60 days.

Provision for doubtful accounts is recognized when reasonable and supportable forecasts affect the expected collectability. The Group reviews the accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. The Group considers many factors in assessing the collectability such as the age of the amounts due, consideration of historical loss experience, adjusted for current conditions, forward-looking indicators, trends in customer payment frequency, and judgments about the probable effects of relevant observable data, including present and future economic conditions and the financial health of specific customers and market sectors. The Group established standards and policies for reviewing major account exposures and concentrations of risk.

The allowance for doubtful accounts as of December 31, 2021 and 2022 was RMB682,905 and RMB1,185,328 (US$170,193), respectively.

(i)	Property and equipment, net

Property and equipment is stated at cost less accumulated depreciation and impairment, if any, and depreciated on a straight-line basis over the estimated useful lives with an estimated residual value of the assets as follows:

Category.	Estimated useful lives
Motor vehicles	4 - 5 years
Electronic equipment	1 - 5 years
Machinery	5 years
Other equipment	5 years

Repair and maintenance costs are charged to expenses as incurred, whereas the cost of renewals and betterment that extends the useful lives of property, plant and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the costs, accumulated depreciation and impairment with any resulting gain or loss recognized in the consolidated statements of income and other comprehensive income in other income or expenses.

(j)	Intangible asset, net

Intangible asset is carried at cost less accumulated amortization and any recorded impairment. The intangible assets of the Group mainly represent the software for operating activities. Intangible asset is amortized using the straight-line basis over the estimated useful live of the asset as follows:

Category	Estimated useful lives
Software	5 - 10 years

(k)	Refundable deposits

Refundable deposits represents the deposits made for long-term leases. These deposits are interest free and will be refunded at the end of the lease. Since the leases have the term over one year, these deposits are classified as long term assets.

(l)	Prepayment for acquisition

The prepayment for acquisition is the payment made to acquire a business. These amounts are refundable if the acquisition is not successfully completed. Management reviews its prepayments on a regular basis to determine if the allowance is adequate, and adjusts the allowance when necessary. As of December 31, 2022, no allowance was deemed necessary. The Company expects to finish its acquisition by the middle of 2023.

(m)	Related parties

A related party may be any of the following: a) an affiliate, which is a party that directly or indirectly controls, is controlled by, or is under common control with another party; b) a principle owner, owner of record or known beneficial owner of more than 10% of the voting interest of an entity; c) management, which are persons having responsibility for achieving objectives of the entity and requisite authority to make decision; d) immediate family of management or principal owners; e) a parent company and its subsidiaries; and f) other parties that have ability to significant influence the management or operating policies of the entity. The Company discloses all significant related party transactions.

(n)	Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss, which is the excess of carrying amount over the fair value of the assets, using the expected future discounted cash flows. No impairments of long-lived assets were recognized as of December 31, 2021 and 2022.

(o)	Fair value measurement

The Group applies ASC 820, Fair Value Measurements and Disclosures, (“ASC 820’’). ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

●	Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.

●	Level 3 — Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future cash flow amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial assets and liabilities of the Group primarily consisted of cash, accounts receivable, amounts due from related parties, other receivables included in prepaid expenses and other current assets, short-term borrowings, accounts payable, amounts due to related parties, other payables included in accrued expenses and other current liabilities. As of December 31, 2021 and 2022, the carrying amounts of financial instruments approximated to their fair values due to the short-term maturity of these instruments.

The Group’s non-financial assets, such as property and equipment, would be measured at fair value only if they were determined to be impaired.

(p)	Revenue recognition

Substantially all of the Group’s revenues are from contracts associated with freight forwarding services domestically and internationally. Additionally, the Group provides supply chain management to customers, by exploiting its advantages in global supply chain services.

The following table identifies the disaggregation of the Group’s revenue for the years ended December 31, 2020, 2021 and 2022, respectively:

Revenue	FY 2020		FY 2021		FY 2022
Categories	(RMB)%		(RMB)%		(RMB)	(US$)%
Type A: Freight forwarding services	243,607,373	83.91%	488,036,905	89.46%	577,567,025	82,928,959	88.6%
- Integrated cross-border logistics	210,794,731	72.61%	390,229,299	71.53%	444,335,722	63,799,174	68.2%
- Fragmented logistics	32,812,642	11.30%	97,807,606	17.93%	133,231,303	19,129,785	20.4%
Type B: Supply chain management	43,966,498	15.14%	53,531,895	9.81%	69,022,899	9,910,533	10.6%
- International trading in relation to supply chain management	41,985,512	14.46%	52,974,861	9.71%	68,878,594	9,889,813	10.6%
- Agent services	1,980,986	0.68%	557,034	0.10%	144,305	20,720	0.0%
Type C: Other services	2,759,062	0.95%	4,024,697	0.73%	5,401,669	775,589	0.8%
- Customs brokerage	2,566,570	0.88%	2,750,027	0.50%	4,098,297	588,447	0.6%
- Software development	192,492	0.07%	1,274,670	0.23%	1,303,372	187,142	0.2%
Total	290,332,933	100.00%	545,593,497	100.00%	651,991,593	93,615,081	100.0%

The following table presents revenue classified by timing of revenue recognition for the years ended December 31, 2020, 2021 and 2022, respectively.

	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2022
	RMB	RMB	RMB	US$
Point in time	43,966,498	53,531,895	71,448,443	10,258,801
Over time	246,366,435	492,061,602	580,543,150	83,356,280
Total revenue	290,332,933	545,593,497	651,991,593	93,615,081

Type A: Freight forwarding services

The Group primarily engages in freight forwarding services, including freight services and facilitating services such as customs brokerage services, warehousing services, packaging services and so on. For freight services, the Group fulfils its performance obligation by transporting freights from the origin to the destination, both are specified by customers, via air freight, ocean freight, and land freight. The Group considers that there is only one performance obligation as the customer cannot benefit from the facilitating services on its own but be bundled with the freight services since the customer’s purpose for entering into this contract is to transport goods from the origin to the destination. The transaction price is fixed when the contract was signed by both parties. This type of revenue is recognized over time based on the extent of progress towards completion of the performance obligation. The Group adopts the output method, which is based on the transit time period, to measure progress.

For warehousing services, such as labeling, packaging, loading and unloading service, the customer can benefit from each service provided and the promise to transfer the service is separately identifiable. Each service represents a standalone performance obligation. The Group is entitled to receive the service fees after it provides services to its customers. For storage services, the Company normally charges monthly or daily. Therefore, the revenue from storage services is divided into two categories by timing of revenue recognition: 1. point in time for daily storage services. 2. over time across the service period for monthly storage services.

The Group considers itself the principal for transactions that it is in control of establishing the transaction price, and it is responsible for managing all aspects of the shipments process and taking the risk of loss for delivery. Therefore, such revenues are reported on a gross basis.

For certain contracts, the Group considers itself the agent for transactions that it cooperates with third-party carriers to arrange freight services. Third-party carriers signed the contracts with customers and were in control of establishing the transaction price, and were responsible for fulfilling the promise to provide freight services. Therefore, such revenues are reported on a net basis.

The payment term is within 60 days after completion of freight forwarding services.

Type B: Supply chain management

The Group also engages in supply chain management, which includes international trading and agent services. The Group provides international trading, which sells electronic products through both export and import, by exploiting its advantages in global supply chain services and networks. The Group fulfils its performance obligation by transferring products to the designated location. In accordance with the Company’s customary business practices, the delivery term is “Free on board” (“FOB”). Therefore, once the products are loaded on the board, the control of products has transferred. The transaction price is fixed when the contract was signed by both parties. This type of revenue is recognized based on the product value specified in the contract at a point in time when the control of products has transferred. The Group considers itself the principal because it is in control of establishing the transaction price and bearing inventory risk. Therefore, such revenues are reported on a gross basis.

In addition to international trading, the Group also provides agent services relates to export/import procedures, for example, application for duty-refund, customs brokerage services and so on. The Group fulfils its performance obligation by arranging export/import business for the customer, including but not limited to signing contracts with end customers on behalf of the customer and preparing customs brokerage and duty refund. This type of revenue is recognized over time based on the extent of progress towards completion of the agent services. The Group considers itself the agent because the Group is not primarily responsible for fulfilling the promise to provide the specified goods, neither bears the inventory risks. Therefore, such revenues are reported on a net basis.

The payment term is within 60 days after completion of international trading and agent services.

Type C: Other value-added services

The Group also provides customs brokerage services, and logistics-related software development services.

Customs brokerage services under Type C represents independent revenue stream, different from being one of the facilitating services of the freight forwarding business under Type A, or the facilitating services of the agent services under Type B under which those services are bundled as one performance obligation. The Group fulfils its performance obligation by providing customs brokerage services only. The transaction price is fixed when the contract was signed by both parties. This type of revenue is recognized over service period, usually within one day.

The Group also generates revenues from logistics-related software development services. The Group identifies two performance obligations within the contract: the software development services and the maintenance services. The transaction price is allocated based on the stand-alone selling price for each type of service. The Group recognizes software development services revenue over time in proportionate to the relative labor hours over the total budgeted hours of the project. The Group also promises to provide one-year maintenance service after the above mentioned software has been launched. The Group recognizes maintenance services revenue over the service period of one year.

Contract assets and liabilities

In-transit freight with performance obligations recognized over time that have revenue recognized to date in excess of cumulative billings are reported on consolidated balance sheets as “Contract assets”. Contract assets are reviewed for impairment when events or changes in circumstances indicate that the carrying value may not be recoverable.

Contract liabilities represents the obligation to transfer goods or services to a customer for which the entity has received consideration from the customer. Contract liabilities of the Group mainly consist of advance product payments from customers of international trading. The Group expects to recognize this balance as revenue over the next 12 months.

The following table shows the amounts of revenue recognized in the current reporting period that were included in the contract liabilities at the beginning of the reporting period:

	2020	2021	2022
	RMB	RMB	RMB	US$
Revenue recognized that was included in contract liabilities at the beginning of the reporting period:	75,020	1,908,488	7,851,588	1,231,486

Contract assets were RMB3,203,033 and RMB4,460,046 (US$640,388) as of December 31, 2021 and 2022, respectively. Contract liabilities related to advance payments from customers were RMB7,851,588 and RMB1,989,310 (US$285,632) as of December 31, 2021 and 2022, respectively.

Contract costs

Contract costs consists of incremental costs of obtaining a contract with customers, for example, sales commissions. The Group elects to use the practical expedient, allowing to recognize the incremental costs of obtaining a contract as a cost or an expense when incurred if the amortization period, usually the contractual period, would have been one year or less.

(q)	Cost of revenues

Cost of revenues consist primarily of (i) cost of freight charges, (ii) cost of purchase for international trading, (iii) labor costs, (iv) cost of customs brokerage, (v) cost of packaging, (vi) cost of indemnity paid to carriers and (vii) cost of wareshouse lease. Cost of freight charges consists of (i) airfreight/ocean freight/land freight charges, (ii) delivery fees, and (iii) other service fees.

(r)	Selling expenses

Selling expenses mainly consist of (i) employee payroll and commission, (ii) advertising and marketing expenses, and (iii) rental and depreciation related to selling and marketing functions.

(s)	Advertising expenses

Advertising costs amounted to RMB529,816, RMB598,605 and RMB2,724,575 (US$391,203) for the years ended December 31, 2020, 2021 and 2022, respectively. Advertising costs are expensed as incurred and included in selling and marketing expenses.

(t)	General and administrative expenses

General and administrative expenses mainly consist of (i) employee payroll, rental and depreciation related to general and administrative personnel, (ii) professional service fees, and (iii) other corporate expenses.

(u)	Research and development expenses

Research and development expenses mainly consist of (i) employee payroll, (ii) lease expenses, and (iii) depreciation expense for experimental facilities and other daily expenses related to the Group’s research and development activities.

(v)	Financial expenses, net

Financial expenses, net mainly consist of (i) interest expenses, (ii) foreign exchange gain or loss, and (iii) bank charges. The Group incurred interest expenses of RMB533,982, RMB1,046,305 and RMB795,144 (US$114,169) for the years ended December 31, 2020, 2021 and 2022, respectively. The Group incurred foreign exchange loss of RMB912,988 for the year ended December 31, 2020 and foreign exchange gain of RMB489,268 and RMB4,407,133 (US$632,791) for the years ended December 31, 2021 and 2022, respectively.

(w)	Deferred offering costs

Deferred offering costs consist of legal, accounting, underwriting fees and other costs incurred through the balance sheet date that are directly related to the initial public offering. These costs, together with the underwriting discounts and commissions, will be charged to permanent equity upon completion of the initial public offering. Should the initial public offering prove to be unsuccessful, these deferred costs, as well as additional expenses to be incurred, will be charged to expenses. For the year ended December 31, 2020, 2021 and 2022, the Group has incurred and deferred nil, RMB898,870 and additional RMB5,427,260 (US$779,264) of deferred offering costs, respectively.

(x)	Non-controlling interests

On June 13, 2017, JYD HQ entered into an equity investment agreement with Mr. Mak Chun Pong, the shareholder of TYPHK, to acquire 67% of equity interest in TYPHK with HKD 6,781. Since the Group retains the control of TYPHK, the remaining 33% of equity interest in TYPHK from the other shareholder, Cargo Link Logistics HK Company Limited, was accounted for as non-controlling interest.

On October 30, 2021, JYD WLKJ entered into a joint venture agreement with Cargo Link Logistics HK Company Limited and Ms. Zheng Yan, to set up JYD SHWL. Since the Group retains control of JYD SHWL, the remaining 44% of equity interest from Cargo Link Logistics HK Company Limited and 5% of equity interest from Ms. Zheng Yan in JYD SHWL were accounted for as non-controlling interests.

In November 2021, the Company acquired 33% non-controlling interests of JYD HKGJHY from Cargo Link Logistics HK Company Limited at the consideration of nil. The non-controlling interest was HKD 47,844 at the date of acquisition. Upon completion of the acquisition, the Company acquired 100% equity interest of JYD HKGJHY. Changes in controlling ownership interest that do not result in a loss of control of the subsidiary are accounted for in accordance with ASC 810. Any difference between the consideration paid by the parent to a non-controlling interest shareholder and the adjustment to the carrying amount of the non-controlling interest in the subsidiary is recognized directly in equity (i.e. additional paid-in capital) and attributable to the controlling interest.

In July 2022, JYD WLKJ entered into a joint venture agreement with Mr. He Pengtao, to set up JYD YCKJ. Since the Group retains control of JYD YCKJ, the the remaining 48% of equity interest in JYD YCKJ from Mr. He Pengtao was accounted for as non-controlling interest.

As of December 31, 2021 and 2022, the balance of non-controlling interest is as following.

Entity	As of December 31, 2021	As of December 31, 2022
	RMB	RMB	US$
TYPHK	(62,187)	(72,220)	(10,370)
JYD SHWL	(55,057)	(890,560)	(127,869)
JYD YCKJ	-	(1,465,290)	(210,391)
Total	(117,244)	(2,428,070)	(348,630)

(y)	Employee benefits

According to the regulations of the PRC, full-time eligible employees of the Group in the PRC are entitled to various government statutory employee benefit plans, including medical insurance, maternity insurance, workplace injury insurance, unemployment insurance and pension benefits through a PRC government-mandated employee benefit plan. The Group is required to make contributions to the plan and accrues for these benefits based on certain percentages of the qualified employees’ salaries. The Group has no further commitments beyond its monthly contribution. Employee social benefits included as costs and expenses in the accompanying consolidated statements of income and comprehensive income amounted to RMB334,896, RMB1,187,520 and RMB2,170,805 (US$311,691) for the years ended December 31, 2020, 2021 and 2022, respectively. As of December 31, 2021 and 2022, the outstanding social insurance plan contributions payable were RMB25,319 and RMB20,960 (US$3,010), respectively.

(z)	Leases

The Company adopted ASC 842 on January 1, 2019 on a modified retrospective basis and elected the practical expedients permitted under the transition guidance, which allows the Company to carryforward the historical lease classification, the assessment on whether a contract is or contains a lease, and the initial direct costs for any leases that exist prior to adoption of the new standard.

At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange of a consideration. To assess whether a contract is or contains a lease, the Group assess whether the contract involves the use of an identified asset, whether it has the right to obtain substantially all the economic benefits from the use of the asset and whether it has the right to control the use of the asset.

The right-of-use assets and related lease liabilities are recognized at the lease commencement date. The Group recognizes operating lease expenses on a straight-line basis over the lease term.

Leases with an initial term of 12 months or less are short-term lease and not recognized as operating lease right-of-use assets and operating lease liabilities on the consolidated balance sheet. The Group recognizes lease expense for short-term leases on a straight-line basis over the lease term.

The right-of-use of asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and less any lease incentive received.

Operating lease liabilities are recognized based on the present value of the lease payments not yet paid, discounted using the average borrowing rate of the Group’s outstanding loans.

Lease term includes rent holidays and options to extend or terminate the lease when the Group is reasonably certain that the Group will exercise that option. The lease assets for operating leases consist of the amount of the measurement of the lease liabilities and any prepaid lease payments. Operating lease expense is recognized on a straight-line basis over the lease term by adding interest expense determined using the effective interest method to the amortization of the operating lease right-of-use assets. Interest expense is determined using the effective interest method. The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The Group reviews the impairment of its ROU assets consistent with the approach applied for its other long-lived assets. The Group reviews the recoverability of its long-lived assets when events or changes in circumstances occur that indicate that the carrying value of the asset may not be recoverable. The assessment of possible impairment is based on its ability to recover the carrying value of the asset from the expected undiscounted future pre-tax cash flows of the related operations. The Group has elected to include the carrying amount of operating lease liabilities in any tested asset group and include the associated operating lease payments in the undiscounted future pre-tax cash flows.

(aa)	Income taxes

The Group accounts for current income taxes in accordance with the laws of the relevant tax authorities. The charge for taxation is based on the results for the fiscal year as adjusted for items, which are non-assessable or disallowed. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the end of the reporting period.

The Group accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases (“Temporary differences”).

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those Temporary differences are expected to be recovered or settled. Deferred tax is calculated at the tax rates that are expected to apply in the periods in which the asset or liability will be settled, based on rates enacted or substantively enacted at the end of the reporting period. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures. The Company will recognize interest and penalties, if any, related to unrecognized tax benefits on the income tax expense line in the accompanying consolidated statement of operations. Accrued interest and penalties will be included on the related tax liability line in the consolidated balance sheet. The Group believes there were no uncertain tax positions as of  December 31, 2020, 2021 and 2022, respectively.

Guidance was also provided on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Group’s uncertain tax positions and determining its provision for income taxes. The Group did not recognize any significant interest and penalties associated with uncertain tax positions for the years ended December 31, 2020, 2021 and 2022.

(ab)	Value added tax (“VAT”)

The Group is subject to VAT and related surcharges on revenues generated from providing services. Revenue from providing services and sales of products is generally subject to VAT at applicable tax rates, and subsequently paid to PRC tax authorities after netting input VAT on purchases. The excess of output VAT over input VAT is reflected tax payable. The Group reports revenue net of PRC’s VAT for all the periods presented in the Consolidated Statements of Income.

The PRC VAT rate is 0%, 1%, 6% and 9% for taxpayers providing logistics services and 13% for product sales for the years ended December 31, 2020, 2021 and 2022.

The Notice of Ministry of Finance (“MOF”) and State Administration of Taxation (“SAT”) on the Adjustment to VAT Rates, promulgated on April 4, 2018 and effective as of May 1, 2018, adjusted the applicative rate of VAT. The deduction rates of 17% and 11% applicable to the taxpayers who have VAT taxable sales activities or imported goods are adjusted to 16% and 10%, respectively. For the export goods to which a tax rate of 17% was originally applicable and the export rebate rate was 17%, the export rebate rate is adjusted to 16%. For the export goods and cross-border taxable activities to which a tax rate of 11% was originally applicable and the export rebate rate was 11%, the export rebate rate is adjusted to 10%.

Pursuant to the Announcement on Relevant Policies for Deepening Value-Added Tax Reform, which was promulgated by MOF, SAT and the General Administration of Customs on March 20, 2019 and became effective on April 1, 2019, where (i) for VAT taxable sales or imports of goods originally subject to value-added tax rates of 16%, such tax rates shall be adjusted to 13%; (ii) for the exported goods originally subject to a tax rate of 16% and an export tax refund rate of 16%, the export tax refund rate shall be adjusted to 13%.

(ac)	Share-based compensation

The Group grants shares (“Share-based Awards”) to external consultants in exchange for services provided and accounts for share-based compensation in accordance with ASC 718, Compensation-Stock Compensation. Share-based awards are measured at the grant date fair value of the shares granted. For shares with performance conditions, the Group would recognize compensation cost if and when it concludes that it is probable that the performance condition will be achieved.

The assumptions used in share-based compensation expense recognition represent management’s best estimates, but these estimates involve inherent uncertainties and application of management judgment. If factors change or different assumptions are used, the share-based compensation expenses could be materially different for any period. Moreover, the estimates of fair value of the awards are not intended to predict actual future events or the value that ultimately will be realized by grantees who receive Share-based Awards, and subsequent events are not indicative of the reasonableness of the original estimates of fair value made by the Group for accounting purposes.

(ad)	Earnings per share

The Group computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS.

Basic EPS are computed by dividing income available to ordinary shareholders of the Group by the weighted average ordinary shares outstanding during the period. Diluted EPS takes into account the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised and converted into ordinary shares. As of December 31, 2020, 2021 and 2022, there was no dilution impact.

(ae)	Comprehensive income

Comprehensive income is defined as the increase in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220, Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive income be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Group’s comprehensive income included net income and foreign currency translation adjustments that are presented in the consolidated statements of comprehensive income.

(af)	Statutory reserves

The Company’s PRC subsidiaries are required to reserve 10% of their net profit after income tax, as determined in accordance with the PRC accounting rules and regulations. Appropriation to the statutory reserve by the Group is based on profit arrived at under PRC accounting standards for business enterprises for each year. The profit arrived at must be set off against any accumulated losses sustained by corresponding PRC subsidiaries in prior years, before allocation is made to the statutory reserve. Appropriation to the statutory reserve must be made before distribution of dividends to shareholders. The appropriation is required until the statutory reserve reaches 50% of the registered capital. This statutory reserve is not distributable in the form of cash dividends. For the years ended December 31, 2020, 2021 and 2022, statutory reserve provided were RMB823,564, RMB979,039 and RMB2,203,279 (US$316,354), respectively.

(ag)	Contingencies

From time to time, the Group may become involved in litigation relating to claims arising in the ordinary course of the business. There are no claims or actions pending or threatened against the Group that, if adversely determined, would in the Group’s management’s judgment have a material adverse effect on the Group.

(ah)	Concentration of risks

Concentration of Credit Risks

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and accounts receivable. The Company places its cash with financial institutions with high credit ratings and quality. As of December 31, 2021 and 2022, RMB35,463,754 and RMB27,832,171 (US$3,996,229) of the Group’s cash were on deposit at financial institutions in the PRC, respectively.

The Group has a concentration of its account receivables and revenues with specific customers. As of December 31, 2021, three customers accounted for 20.7%, 14.8% and 10.2% of accounts receivable, respectively. As of December 31, 2022, two customers each accounted for 13.0% of accounts receivable, respectively. For the year ended December 31, 2020, three customers accounted for approximately 17.9%, 15.7% and 10.7% of the total revenue, respectively. For the year ended December 31, 2021, one customer accounted for approximately 13.1% of the total revenue. For the year ended December 31, 2022, two customers accounted for approximately 18.0% and 11.3% of the total revenue, respectively.

The Company conducts credit evaluations of customers, and generally does not require collateral or other security from its customers. The Company establishes an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers.

The Group also has a concentration of its account payables and purchases with specific suppliers. As of December 31, 2021, two suppliers accounted for 59.1% and 11.4% of the total accounts payable balance, respectively. As of December 31, 2022, two suppliers accounted for 28.1% and 12.8% of the total accounts payable balance, respectively. For the years ended December 31, 2020 and 2021, one supplier accounted for 58.0% and 36.4% of the total purchases, respectively. For the year ended December 31, 2022, two suppliers accounted for 20% and 19.8% of the total purchases, respectively.

Foreign Exchange Risk

The Groups’ operations are primarily in China. The reporting currency is denominated in RMB. The Group is exposed to currency risk primarily through sales and purchases which give rise to receivables, payables and cash balances that are denominated in currencies other than the functional currency of the operations to which the transactions relate. Thus, revenues and results of operations may be impacted by exchange rate fluctuations between RMB and U.S. dollars.

(ai)	Recent accounting pronouncements

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments — Credit Losses”, which will require the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. Further, the FASB issued ASU No. 2019-04, ASU No. 2019-05, ASU No. 2019-10, ASU No. 2019-11 and ASU No. 2021-02 to provide additional guidance on the credit losses standard. For all other entities, the amendments for ASU No. 2016-13 are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years, with early adoption permitted. Adoption of the ASUs is on a modified retrospective basis. The Group will adopt ASU No. 2016-13 from January 1, 2023. The Group is in the process of evaluating the impacts the standards will have on its consolidated financial statements.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Group does not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.